UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 28, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 28, 2013


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA CORNERSTONE AGGRESSIVE FUND
FEBRUARY 28, 2013

                                                                      (Form N-Q)

97458-0413                                   (C)2013, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA CORNERSTONE AGGRESSIVE FUND
February 28, 2013 (unaudited)

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             U.S. EQUITY SECURITIES (37.9%)

             COMMON STOCKS (30.2%)

             CONSUMER DISCRETIONARY (2.6%)
             -----------------------------
             ADVERTISING (0.1%)
     1,300   Omnicom Group, Inc.                                           $       75
                                                                           ----------
             APPAREL RETAIL (0.4%)
     3,750   Ross Stores, Inc.                                                    217
                                                                           ----------
             CABLE & SATELLITE (0.4%)
     7,050   Comcast Corp. "A"                                                    281
                                                                           ----------
             GENERAL MERCHANDISE STORES (0.2%)
     1,560   Target Corp.                                                          98
                                                                           ----------
             HOME IMPROVEMENT RETAIL (0.4%)
     7,040   Lowe's Companies, Inc.                                               269
                                                                           ----------
             HOMEFURNISHING RETAIL (0.2%)
     2,350   Bed Bath & Beyond, Inc.*                                             133
                                                                           ----------
             HOTELS, RESORTS & CRUISE LINES (0.7%)
     1,300   Hyatt Hotels Corp. "A"*                                               53
    10,550   Royal Caribbean Cruises Ltd.                                         368
                                                                           ----------
                                                                                  421
                                                                           ----------
             INTERNET RETAIL (0.1%)
       270   Amazon.com, Inc.*                                                     71
                                                                           ----------
             SPECIALTY STORES (0.1%)
     1,350   PetSmart, Inc.                                                        88
                                                                           ----------
             Total Consumer Discretionary                                       1,653
                                                                           ----------
             CONSUMER STAPLES (2.7%)
             -----------------------
             DRUG RETAIL (0.5%)
     6,550   CVS Caremark Corp.                                                   335
                                                                           ----------
             HOUSEHOLD PRODUCTS (0.3%)
     2,700   Procter & Gamble Co.                                                 206
                                                                           ----------
             HYPERMARKETS & SUPER CENTERS (0.4%)
     3,890   Wal-Mart Stores, Inc.                                                275
                                                                           ----------
             PACKAGED FOODS & MEAT (0.2%)
     2,500   Green Mountain Coffee Roasters, Inc.*                                119
                                                                           ----------
             SOFT DRINKS (0.7%)
     5,700   PepsiCo, Inc.                                                        432
                                                                           ----------
             TOBACCO (0.6%)
     3,750   Philip Morris International, Inc.                                    344
                                                                           ----------
             Total Consumer Staples                                             1,711
                                                                           ----------

================================================================================

1  | USAA Cornerstone Aggressive Fund

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             ENERGY (2.8%)
             -------------
             COAL & CONSUMABLE FUELS (0.1%)
     3,700   Peabody Energy Corp.                                          $       80
                                                                           ----------
             INTEGRATED OIL & GAS (2.0%)
     3,650   Chevron Corp.                                                        428
     3,790   Exxon Mobil Corp.                                                    339
     6,220   Occidental Petroleum Corp.                                           512
                                                                           ----------
                                                                                1,279
                                                                           ----------
             OIL & GAS EQUIPMENT & SERVICES (0.4%)
     6,040   Halliburton Co.                                                      251
                                                                           ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.3%)
     1,690   Apache Corp.                                                         125
     1,330   Southwestern Energy Co.*                                              46
                                                                           ----------
                                                                                  171
                                                                           ----------
             Total Energy                                                       1,781
                                                                           ----------
             FINANCIALS (4.9%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.6%)
     1,100   BlackRock, Inc.                                                      264
     2,000   State Street Corp.                                                   113
                                                                           ----------
                                                                                  377
                                                                           ----------
             CONSUMER FINANCE (0.7%)
     8,720   Capital One Financial Corp.                                          445
                                                                           ----------
             DIVERSIFIED BANKS (0.5%)
     8,430   Wells Fargo & Co.                                                    296
                                                                           ----------
             LIFE & HEALTH INSURANCE (0.4%)
     7,470   MetLife, Inc.                                                        265
                                                                           ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.2%)
     9,010   Citigroup, Inc.                                                      378
     7,810   JPMorgan Chase & Co.                                                 382
                                                                           ----------
                                                                                  760
                                                                           ----------
             PROPERTY & CASUALTY INSURANCE (0.3%)
     1,100   Berkshire Hathaway, Inc. "B"*                                        112
     1,400   Travelers Companies, Inc.                                            113
                                                                           ----------
                                                                                  225
                                                                           ----------
             REGIONAL BANKS (1.0%)
     5,900   BB&T Corp.                                                           179
    10,500   CIT Group, Inc.*                                                     440
                                                                           ----------
                                                                                  619
                                                                           ----------
             SPECIALIZED FINANCE (0.2%)
       940   IntercontinentalExchange, Inc.*                                      145
                                                                           ----------
             Total Financials                                                   3,132
                                                                           ----------
             HEALTH CARE (5.2%)
             ------------------
             BIOTECHNOLOGY (0.4%)
       720   Celgene Corp.*                                                        74
     3,800   Gilead Sciences, Inc.*                                               163
                                                                           ----------
                                                                                  237
                                                                           ----------
             HEALTH CARE DISTRIBUTORS (0.5%)
     6,510   Cardinal Health, Inc.                                                301
                                                                           ----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             HEALTH CARE EQUIPMENT (0.4%)
     2,100   Abbott Laboratories                                           $       71
     5,430   Hologic, Inc.*                                                       119
     1,380   Varian Medical Systems, Inc.*                                         97
                                                                           ----------
                                                                                  287
                                                                           ----------
             HEALTH CARE SERVICES (0.3%)
     3,050   Express Scripts Holdings Co.*                                        173
                                                                           ----------
             LIFE SCIENCES TOOLS & SERVICES (0.5%)
     4,560   Thermo Fisher Scientific, Inc.                                       336
                                                                           ----------
             MANAGED HEALTH CARE (0.3%)
     3,350   UnitedHealth Group, Inc.                                             179
                                                                           ----------
             PHARMACEUTICALS (2.8%)
     8,700   AbbVie, Inc.                                                         321
     6,790   Johnson & Johnson                                                    517
     9,150   Merck & Co., Inc.                                                    391
    22,170   Pfizer, Inc.                                                         607
                                                                           ----------
                                                                                1,836
                                                                           ----------
             Total Health Care                                                  3,349
                                                                           ----------
             INDUSTRIALS (2.7%)
             ------------------
             AEROSPACE & DEFENSE (0.7%)
     1,500   Boeing Co.                                                           115
     3,610   United Technologies Corp.                                            327
                                                                           ----------
                                                                                  442
                                                                           ----------
             AIR FREIGHT & LOGISTICS (0.8%)
     4,500   Expeditors International of Washington, Inc.                         175
     3,890   United Parcel Service, Inc. "B"                                      322
                                                                           ----------
                                                                                  497
                                                                           ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
       920   Caterpillar, Inc.                                                     85
                                                                           ----------
             INDUSTRIAL CONGLOMERATES (0.8%)
     4,280   Danaher Corp.                                                        264
    11,780   General Electric Co.                                                 273
                                                                           ----------
                                                                                  537
                                                                           ----------
             INDUSTRIAL MACHINERY (0.3%)
     2,500   Stanley Black & Decker, Inc.                                         197
                                                                           ----------
             Total Industrials                                                  1,758
                                                                           ----------
             INFORMATION TECHNOLOGY (7.1%)
             -----------------------------
             APPLICATION SOFTWARE (0.4%)
     6,900   Adobe Systems, Inc.*                                                 271
                                                                           ----------
             COMMUNICATIONS EQUIPMENT (2.2%)
    24,050   Cisco Systems, Inc.                                                  501
     6,199   Motorola Solutions, Inc.                                             386
     7,770   QUALCOMM, Inc.                                                       510
                                                                           ----------
                                                                                1,397
                                                                           ----------
             COMPUTER HARDWARE (0.7%)
     1,005   Apple, Inc.                                                          444
                                                                           ----------
             COMPUTER STORAGE & PERIPHERALS (0.4%)
    12,700   EMC Corp.*                                                           292
                                                                           ----------
             INTERNET SOFTWARE & SERVICES (1.4%)
    12,950   Facebook, Inc. "A"*                                                  353

================================================================================

3  | USAA Cornerstone Aggressive Fund

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
       575   Google, Inc. "A"*                                             $      461
     4,500   Yahoo! Inc.*                                                          96
                                                                           ----------
                                                                                  910
                                                                           ----------
             SEMICONDUCTORS (0.7%)
     5,130   Broadcom Corp. "A"                                                   175
     6,790   Intel Corp.                                                          141
     1,600   Maxim Integrated Products, Inc.                                       50
     1,600   Texas Instruments, Inc.                                               55
                                                                           ----------
                                                                                  421
                                                                           ----------
             SYSTEMS SOFTWARE (1.3%)
    19,500   Microsoft Corp.                                                      542
     8,300   Oracle Corp.                                                         284
                                                                           ----------
                                                                                  826
                                                                           ----------
             Total Information Technology                                       4,561
                                                                           ----------
             MATERIALS (1.1%)
             ----------------
             DIVERSIFIED CHEMICALS (0.2%)
     2,300   E.I. du Pont de Nemours & Co.                                        110
                                                                           ----------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.4%)
     2,700   Monsanto Co.                                                         273
                                                                           ----------
             PAPER PACKAGING (0.2%)
     3,100   Bemis Co., Inc.                                                      116
                                                                           ----------
             PAPER PRODUCTS (0.3%)
     4,120   International Paper Co.                                              181
                                                                           ----------
             Total Materials                                                      680
                                                                           ----------
             TELECOMMUNICATION SERVICES (0.5%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
     4,981   AT&T, Inc.                                                           179
     4,700   CenturyLink, Inc.                                                    163
                                                                           ----------
                                                                                  342
                                                                           ----------
             Total Telecommunication Services                                     342
                                                                           ----------
             UTILITIES (0.6%)
             ----------------
             ELECTRIC UTILITIES (0.1%)
     2,840   Xcel Energy, Inc.                                                     82
                                                                           ----------
             GAS UTILITIES (0.1%)
     2,100   ONEOK, Inc.                                                           94
                                                                           ----------
             MULTI-UTILITIES (0.4%)
     4,700   CenterPoint Energy, Inc.                                             101
     5,060   CMS Energy Corp.                                                     134
                                                                           ----------
                                                                                  235
                                                                           ----------
             Total Utilities                                                      411
                                                                           ----------
             Total Common Stocks (cost: $18,632)                               19,378
                                                                           ----------
             PREFERRED STOCKS (0.7%)

             CONSUMER STAPLES (0.2%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.2%)
     1,000   Dairy Farmers of America, Inc., 7.88%,
               cumulative redeemable, perpetual(a)                                109
                                                                           ----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES    SECURITY                                                           (000)
-------------------------------------------------------------------------------------
             ENERGY (0.3%)
             -------------
             OIL & GAS EXPLORATION & PRODUCTION (0.2%)
       150   Chesapeake Energy Corp., 5.75%, perpetual(a)                  $      155
                                                                           ----------
             OIL & GAS STORAGE & TRANSPORTATION (0.1%)
        50   Kinder Morgan G.P., Inc.(a)                                           42
                                                                           ----------
             Total Energy                                                         197
                                                                           ----------
             FINANCIALS (0.2%)
             -----------------
             REGIONAL BANKS (0.2%)
       100   M&T Bank Corp., 5.00%, perpetual, 6.38%, 11/15/2013(b)               102
                                                                           ----------
             Total Preferred Stocks (cost: $390)                                  408
                                                                           ----------
             EXCHANGE-TRADED FUNDS (7.0%)
    18,610   iShares S&P MidCap 400 Index Fund                                  2,048
    27,444   iShares Russell 2000 Index Fund                                    2,482
                                                                           ----------
             Total Exchange-Traded Funds (cost: $3,995)                         4,530
                                                                           ----------
             Total U.S. Equity Securities(cost: $23,017)                       24,316
                                                                           ----------
             INTERNATIONAL EQUITY SECURITIES (32.7%)

             COMMON STOCKS (2.8%)

             CONSUMER DISCRETIONARY (0.2%)
             -----------------------------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.2%)
     3,050   Adidas AG ADR                                                        140
                                                                           ----------
             CONSUMER STAPLES (0.8%)
             -----------------------
             BREWERS (0.3%)
     1,800   Anheuser-Busch InBev N.V. ADR                                        169
                                                                           ----------
             PACKAGED FOODS & MEAT (0.5%)
     8,000   Unilever N.V.                                                        311
                                                                           ----------
             Total Consumer Staples                                               480
                                                                           ----------
             ENERGY (0.6%)
             -------------
             OIL & GAS DRILLING (0.2%)
     2,650   Transocean Ltd.                                                      138
                                                                           ----------
             OIL & GAS EQUIPMENT & SERVICES (0.4%)
     3,390   Schlumberger Ltd.                                                    264
                                                                           ----------
             Total Energy                                                         402
                                                                           ----------
             INDUSTRIALS (1.0%)
             ------------------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.6%)
     6,150   Eaton Corp. plc                                                      381
                                                                           ----------
             RAILROADS (0.4%)
     1,850   Canadian Pacific Railway Ltd.                                        225
                                                                           ----------
             Total Industrials                                                    606
                                                                           ----------
             TELECOMMUNICATION SERVICES (0.2%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.2%)
     5,800   Vodafone Group plc ADR                                               146
                                                                           ----------
             Total Common Stocks (cost: $1,652)                                 1,774
                                                                           ----------

================================================================================

5  | USAA Cornerstone Aggressive Fund

================================================================================

                                                                                                    MARKET
NUMBER                                                                                               VALUE
OF SHARES    SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             EXCHANGE-TRADED FUNDS (29.7%)
   209,163   iShares MSCI EAFE Index Fund(c)                                                    $   12,169
     5,807   iShares MSCI Emerging Markets Index ETF                                                   299
    31,200   iShares MSCI EMU Index Fund                                                             1,033
   103,240   Vanguard MSCI Emerging Markets ETF                                                      4,489
    26,376   WisdomTree Japan Hedged Equity Index Fund                                               1,080
                                                                                                ----------
             Total Exchange-Traded Funds (cost: $17,059)                                            19,070
                                                                                                ----------
             Total International Equity Securities(cost: $18,860)                                   20,995
                                                                                                ----------
             PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (3.9%)

             EXCHANGE-TRADED FUNDS (3.9%)

    36,478   Market Vectors Gold Miners ETF                                                          1,364
     9,551   Market Vectors Junior Gold Miners ETF                                                     151
     6,300   SPDR Gold Shares Trust*                                                                   964
                                                                                                ----------
             Total Exchange-Traded Funds                                                             2,479
                                                                                                ----------
             Total Precious Metals and Commodity-Related Securities(cost: $2,926)                    2,479
                                                                                                ----------
             GLOBAL REAL ESTATE EQUITY SECURITIES (0.3%)

             PREFERRED STOCKS (0.3%)

             REITs - OFFICE (0.3%)
             ---------------------
     3,000   CommonWealth REIT, 6.50%, perpetual                                                        71
     4,000   CommonWealth REIT, Series E, 7.25%, cumulative redeemable, perpetual                      102
                                                                                                ----------
             Total REITs - Office                                                                      173
                                                                                                ----------
             Total Preferred Stocks (cost: $176)                                                       173
                                                                                                ----------
             Total Global Real Estate Equity Securities(cost: $176)                                    173
                                                                                                ----------

PRINCIPAL
AMOUNT                                                         COUPON
(000)                                                            RATE            MATURITY
----------------------------------------------------------------------------------------------------------
             BONDS (17.9%)

             CORPORATE OBLIGATIONS (8.5%)

             CONSUMER DISCRETIONARY (0.1%)
             -----------------------------
             CASINOS & GAMING (0.1%)
  $     50   Marina District Finance Co., Inc.                  9.88%            8/15/2018              52
                                                                                                ----------
             CONSUMER STAPLES (0.1%)
             -----------------------
             PACKAGED FOODS & MEAT (0.1%)
        50   Chiquita Brands International, Inc. (a)            7.88             2/01/2021              51
                                                                                                ----------
             ENERGY (2.1%)
             -------------
             COAL & CONSUMABLE FUELS (0.1%)
        50   Arch Coal, Inc. (a)                                9.88             6/15/2019              50
                                                                                                ----------
             INTEGRATED OIL & GAS (0.1%)
        50   Northern Tier Energy, LLC (a)                      7.13            11/15/2020              52
                                                                                                ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.8%)
       100   Alta Mesa Holdings, LP                             9.63            10/15/2018             105

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                           MARKET
AMOUNT                                                         COUPON                                VALUE
(000)        SECURITY                                            RATE            MATURITY            (000)
----------------------------------------------------------------------------------------------------------
  $     51   GMX Resources, Inc.                               11.00%           12/01/2017      $       46
        50   Halcon Resources Corp. (a)                         8.88             5/15/2021              54
       100   NFR Energy, LLC (d)                                8.75            12/31/2018             102
        50   Quicksilver Resources, Inc.                       11.75             1/01/2016              51
       100   Quicksilver Resources, Inc.                        7.13             4/01/2016              81
        50   Rex Energy Corp. (a)                               8.88            12/01/2020              51
        50   Samson Investment Co. (d)                          6.00             9/25/2018              51
                                                                                                ----------
                                                                                                       541
                                                                                                ----------
             OIL & GAS STORAGE & TRANSPORTATION (1.1%)
       100   Enbridge Energy Partners, LP                       8.05            10/01/2037             113
       100   Enterprise Products Operating, LP                  7.00             6/01/2067             107
       100   Martin Midstream Partners, LP (a)                  7.25             2/15/2021             101
         8   NuStar Logistics, LP                               7.63             1/15/2043             218
        50   Sabine Pass Liquefaction, LP (a)                   5.63             2/01/2021              52
       150   Southern Union Co.                                 3.32 (e)        11/01/2066             132
                                                                                                ----------
                                                                                                       723
                                                                                                ----------
             Total Energy                                                                            1,366
                                                                                                ----------
             FINANCIALS (4.4%)
             -----------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
       100   KKR Group Financial Co. II (a)                     5.50             2/01/2043              99
       200   State Street Capital Trust IV                      1.31 (e)         6/15/2037             161
                                                                                                ----------
             Total Asset Management & Custody Banks                                                    260
                                                                                                ----------
             CONSUMER FINANCE (0.2%)
       100   American Express Co.                               6.80             9/01/2066             108
                                                                                                ----------
             LIFE & HEALTH INSURANCE (1.3%)
         8   Delphi Financial Group, Inc.                       7.38             5/15/2037             201
        50   Great-West Life & Annuity Insurance Co. (a)        7.15             5/16/2046              52
       100   Lincoln National Corp.                             7.00             5/17/2066             102
       100   MetLife, Inc.                                      6.40            12/15/2066             109
       100   Prudential Financial, Inc.                         5.63             6/15/2043             104
       250   StanCorp Financial Group, Inc.                     6.90             6/01/2067             254
                                                                                                ----------
                                                                                                       822
                                                                                                ----------
             MULTI-LINE INSURANCE (1.2%)
       225   Genworth Financial, Inc.                           6.15            11/15/2066             198
       250   Glen Meadow (a)                                    6.51             2/12/2067             238
       200   Nationwide Mutual Insurance Co. (a)                5.81            12/15/2024             202
       150   ZFS Finance USA Trust V (a)                        6.50             5/09/2037             160
                                                                                                ----------
                                                                                                       798
                                                                                                ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
        50   General Electric Capital Corp.                     6.38            11/15/2067              53
       100   General Electric Capital Trust I                   6.38            11/15/2067             105
        75   ILFC E-Capital Trust I (a)                         4.54 (e)        12/21/2065              65
                                                                                                ----------
                                                                                                       223
                                                                                                ----------
             PROPERTY & CASUALTY INSURANCE (0.5%)
       100   Allstate Corp.                                     6.13             5/15/2037             107
       150   HSB Group, Inc.                                    1.21 (e)         7/15/2027             126
       100   Progressive Corp.                                  6.70             6/15/2037             110
                                                                                                ----------
                                                                                                       343
                                                                                                ----------
             REGIONAL BANKS (0.3%)
        50   First Maryland Capital Trust I                     1.30 (e)         1/15/2027              41
       100   Fulton Capital Trust I                             6.29             2/01/2036             101
        50   Regions Financial Corp.                            7.75            11/10/2014              55
                                                                                                ----------
                                                                                                       197
                                                                                                ----------
             REITs - MORTGAGE (0.1%)
        49   Walter Investment Management Corp. (d)             5.75            11/28/2017              50
                                                                                                ----------

================================================================================

7  | USAA Cornerstone Aggressive Fund

================================================================================

PRINCIPAL                                                                                           MARKET
AMOUNT                                                         COUPON                                VALUE
(000)        SECURITY                                            RATE            MATURITY            (000)
----------------------------------------------------------------------------------------------------------
             Total Financials                                                                   $    2,801
                                                                                                ----------
             INDUSTRIALS (0.2%)
             ------------------
             AEROSPACE & DEFENSE (0.1%)
  $     50   Textron Financial Corp. (a)                        6.00%            2/15/2067              46
                                                                                                ----------
             AIRLINES (0.1%)
        62   United Air Lines, Inc. Pass-Through Trust (a)     12.00             7/15/2017              68
                                                                                                ----------
             Total Industrials                                                                         114
                                                                                                ----------
             INFORMATION TECHNOLOGY (0.3%)
             -----------------------------
             DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
        50   First Data Corp. (a)                               6.75            11/01/2020              51
                                                                                                ----------
             SEMICONDUCTORS (0.2%)
       150   Intel Corp. (a)                                    3.25             8/01/2039             178
                                                                                                ----------
             Total Information Technology                                                              229
                                                                                                ----------
             MATERIALS (0.1%)
             ----------------
             STEEL (0.1%)
        50   Atkore International, Inc. (a)                     9.88             1/01/2018              56
                                                                                                ----------
             TELECOMMUNICATION SERVICES (0.1%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
         4   Qwest Corp.                                        7.50             9/15/2051             109
                                                                                                ----------
             UTILITIES (1.1%)
             ----------------
             ELECTRIC UTILITIES (0.7%)
       100   FPL Group Capital, Inc.                            6.35            10/01/2066             107
        50   FPL Group Capital, Inc.                            6.65             6/15/2067              54
       100   PPL Capital Funding, Inc.                          6.70             3/30/2067             106
       225   Texas Competitive Electric Holdings Co., LLC (d)   4.73            10/10/2017             154
                                                                                                ----------
                                                                                                       421
                                                                                                ----------
             MULTI-UTILITIES (0.4%)
        50   Dominion Resources, Inc.                           7.50             6/30/2066              56
        50   Dominion Resources, Inc.                           2.61 (e)         9/30/2066              47
        50   Integrys Energy Group, Inc.                        6.11            12/01/2066              53
       100   Puget Sound Energy, Inc.                           6.97             6/01/2067             109
                                                                                                ----------
                                                                                                       265
                                                                                                ----------
             Total Utilities                                                                           686
                                                                                                ----------
             Total Corporate Obligations (cost: $5,216)                                              5,464
                                                                                                ----------
             EURODOLLAR AND YANKEE OBLIGATIONS (3.6%)

             CONSUMER STAPLES (0.3%)
             -----------------------
             PACKAGED FOODS & MEAT (0.3%)
       100   Fage USA Dairy Industry, Inc. (a)                  9.88             2/01/2020             110
        50   JBS S.A.                                          10.50             8/04/2016              58
                                                                                                ----------
             Total Packaged Foods & Meat                                                               168
                                                                                                ----------
             Total Consumer Staples                                                                    168
                                                                                                ----------
             ENERGY (0.2%)
             -------------
             OIL & GAS STORAGE & TRANSPORTATION (0.2%)
       100   TransCanada Pipelines Ltd.                         6.35             5/15/2067             107
                                                                                                ----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                           MARKET
AMOUNT                                                         COUPON                                VALUE
(000)        SECURITY                                            RATE            MATURITY            (000)
----------------------------------------------------------------------------------------------------------
             FINANCIALS (2.5%)
             -----------------
             DIVERSIFIED BANKS (1.0%)
  $    100   Barclays Bank plc                                  0.69% (e)                -(f)    $      55
       100   Barclays Bank plc                                  0.75 (e)                 -(f)           52
        50   Barclays Bank plc (a)                              7.70 (e)                 -(f)           53
       200   HSBC Bank plc                                      0.61 (e)                 -(f)          113
       200   HSBC Bank plc                                      0.75 (e)                 -(f)          117
       100   Lloyds TSB Bank plc                                0.56 (e)                 -(f)           50
       150   Royal Bank of Scotland Group plc                   9.50 (e)         3/16/2022             177
                                                                                                 ---------
                                                                                                       617
                                                                                                 ---------
             MULTI-LINE INSURANCE (0.8%)
       200   AXA S.A.                                           2.12 (e)                 -(f)          128
       200   AXA S.A.                                           2.25 (e)                 -(f)          136
       295   Oil Insurance Ltd. (a)                             3.29 (e)                 -(f)          274
                                                                                                 ---------
             Total Multi-Line Insurance                                                                538
                                                                                                 ---------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
         6   ING Groep N.V.                                     7.38                     -(f)          153
                                                                                                 ---------
             PROPERTY & CASUALTY INSURANCE (0.2%)
       150   QBE Capital Funding III, LP (a)                    7.25             5/24/2041             157
                                                                                                 ---------
             REINSURANCE (0.3%)
        50   Platinum Underwriters Finance, Inc.                7.50             6/01/2017              56
       100   Swiss Re Capital I, LP (a)                         6.85                     -(f)          106
                                                                                                 ---------
                                                                                                       162
                                                                                                 ---------
             Total Financials                                                                        1,627
                                                                                                 ---------
             INDUSTRIALS (0.2%)
             ------------------
             INDUSTRIAL CONGLOMERATES (0.2%)
       150   Hutchison Whampoa Ltd. (a)                         6.00                     -(f)          161
                                                                                                 ---------
             MATERIALS (0.1%)
             ----------------
             CONSTRUCTION MATERIALS (0.1%)
        50   Cemex Espana Luxembourg (a)                        9.88 (e)         4/30/2019              57
                                                                                                 ---------
             TELECOMMUNICATION SERVICES (0.1%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.1%)
        50   Altice Financing S.A. (a)                          7.88            12/15/2019              54
                                                                                                 ---------
             UTILITIES (0.2%)
             ----------------
             ELECTRIC UTILITIES (0.2%)
       150   Electricite De France (a)                          5.25                     -(f)          148
                                                                                                 ---------
             Total Eurodollar and Yankee Obligations (cost: $2,118)                                  2,322
                                                                                                 ---------
             COMMERCIAL MORTGAGE SECURITIES (2.7%)

             FINANCIALS (2.7%)
             -----------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (2.7%)
        65   Banc of America Commercial Mortgage, Inc.          4.77             7/10/2043              66
       100   Banc of America Commercial Mortgage, Inc.          5.81             7/10/2044             107
        91   Banc of America Commercial Mortgage, Inc. (a)      6.14             9/10/2047              97
        50   Bear Stearns Commercial Mortgage Securities, Inc.  5.46            12/11/2040              44
       100   Bear Stearns Commercial Mortgage Securities, Inc.  4.75             6/11/2041             106

================================================================================

9  | USAA Cornerstone Aggressive Fund

================================================================================

PRINCIPAL                                                                                           MARKET
AMOUNT                                                         COUPON                                VALUE
(000)        SECURITY                                            RATE            MATURITY            (000)
----------------------------------------------------------------------------------------------------------
 $      50   Bear Stearns Commercial Mortgage Securities, Inc.  5.60%           10/12/2041       $      48
        50   Citigroup Commercial Mortgage Trust                5.74             3/15/2049              52
       150   Citigroup Commercial Mortgage Trust                5.48            10/15/2049             148
        50   Credit Suisse First Boston Mortgage Securities
               Corp.                                            6.00             6/15/2038              49
        50   GE Capital Commercial Mortgage Corp.               5.61            12/10/2049              50
       100   GMAC Commercial Mortgage Securities, Inc.          4.97            12/10/2041              89
        75   GS Mortgage Securities Corp. II                    5.64             4/10/2038              74
        50   GS Mortgage Securities Corp. II                    5.82             8/10/2038              46
       100   J.P. Morgan Chase Commercial Mortgage
               Securities Corp.                                 5.37             5/15/2047             108
       100   LB-UBS Commercial Mortgage Trust                   5.38            11/15/2038             110
        50   LB-UBS Commercial Mortgage Trust                   5.28             2/15/2041              49
       100   Merrill Lynch Mortgage Trust                       5.14             7/12/2038             105
       150   Morgan Stanley Capital I, Inc.                     5.82             6/11/2042             155
        50   Morgan Stanley Capital I, Inc.                     5.47             3/12/2044              51
       100   Wachovia Bank Commercial Mortgage Trust            5.92             5/15/2043             102
        50   Wachovia Bank Commercial Mortgage Trust            5.36            12/15/2044              50
                                                                                                 ---------
                                                                                                     1,706
                                                                                                 ---------
             Total Financials                                                                        1,706
                                                                                                 ---------
             Total Commercial Mortgage Securities (cost: $1,626)                                     1,706
                                                                                                 ---------
             U.S. TREASURY SECURITIES (3.1%)

             BONDS (1.6%)
       265   2.75%, 11/15/2042                                                                         247
       265   2.75%, 8/15/2042                                                                          247
       481   3.00%, 5/15/2042                                                                          473
        38   3.13%, 2/15/2043                                                                           38
                                                                                                 ---------
                                                                                                     1,005
                                                                                                 ---------
             NOTES (1.5%)
       230   1.63%, 11/15/2022                                                                         225
       345   1.63%, 8/15/2022                                                                          339
       401   1.75%, 5/15/2022                                                                          401
        33   2.00%, 2/15/2023                                                                           33
                                                                                                 ---------
                                                                                                       998
                                                                                                 ---------
             Total U.S. Treasury Securities (cost: $2,059)                                           2,003
                                                                                                 ---------
             Total Bonds (cost: $11,019)                                                            11,495
                                                                                                 ---------

NUMBER
OF SHARES
----------------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (7.5%)

             MONEY MARKET FUNDS (7.5%)
 4,824,061   State Street Institutional Liquid Reserve Fund, 0.14% (g)(cost: $4,824)                 4,824
                                                                                                 ---------
             TOTAL INVESTMENTS (COST: $60,673)                                                   $  64,131
                                                                                                 =========

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

NUMBER                                                                                              MARKET
OF                                                                                                   VALUE
CONTRACTS    SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             PURCHASED OPTIONS (0.2%)
       590   Put - iShares MSCI EAFE Index expiring April 20, 2013 at 57                         $      54
        30   Put - Russell 2000 Index expiring April 20, 2013 at 900                                    59
         4   Put - S&P 500 Index expiring March 16, 2013 at 1430                                         1
       130   Put - S&P 500 Index expiring March 16, 2013 at 1450                                        46
                                                                                                 ---------
             TOTAL PURCHASED OPTIONS (COST: $270)                                                $     160
                                                                                                 =========
             WRITTEN OPTIONS (0.1%)
       (85)  Call - iShares MSCI EAFE Index expiring March 16, 2013 at 59                               (3)
      (150)  Call - iShares MSCI EAFE Index expiring March 16, 2013 at 60                               (1)
        (3)  Call - Russell 2000 Index expiring April 20, 2013 at 930                                   (3)
        (9)  Call - S&P 500 Index expiring March 16, 2013 at 1510                                      (16)
      (590)  Put - iShares MSCI EAFE Index expiring April 20, 2013 at 53                               (17)
                                                                                                 ---------
             TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED: $61)                                      $     (40)
                                                                                                 =========

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                              TOTAL
-----------------------------------------------------------------------------------------------------------
U.S. Equity Securities:
  Common Stocks                               $      19,378     $        --     $         --     $   19,378
  Preferred Stocks                                       --             408               --            408
  Exchange-Traded Funds                               4,530              --               --          4,530
International Equity Securities:
  Common Stocks                                       1,774              --               --          1,774
  Exchange-Traded Funds                              19,070              --               --         19,070
Precious Metals and Commodity-Related
Securities:
  Exchange-Traded Funds                               2,479              --               --          2,479
Global Real Estate Equity Securities:
  Preferred Stocks                                       71             102               --            173
Bonds:
  Corporate Obligations                                  --           5,464               --          5,464
  Eurodollar and Yankee Obligations                      --           2,322               --          2,322
  Commercial Mortgage Securities                         --           1,706               --          1,706
  U.S. Treasury Securities                            2,003              --               --          2,003
Money Market Instruments:
  Money Market Funds                                  4,824              --               --          4,824
Purchased Options                                       160              --               --            160
-----------------------------------------------------------------------------------------------------------
Total                                         $      54,289     $    10,002     $         --     $   64,291
-----------------------------------------------------------------------------------------------------------

================================================================================

11  | USAA Cornerstone Aggressive Fund

================================================================================

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
LIABILITIES                                    LIABILITIES                                            TOTAL
-----------------------------------------------------------------------------------------------------------
Written Options                               $         (40)    $        --     $         --     $      (40)
-----------------------------------------------------------------------------------------------------------
Total                                         $         (40)    $        --     $         --     $      (40)
-----------------------------------------------------------------------------------------------------------

For the period of June 1, 2012 through February 28, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

February 28, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this quarterly report pertains only to the USAA Cornerstone Aggressive Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund commenced operations on June 8, 2012.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the

================================================================================

13  | USAA Cornerstone Aggressive Fund

================================================================================

calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Board. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

================================================================================

                                         Notes to Portfolio of Investments |  14

================================================================================

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred stocks and all bonds, except U.S. Treasuries, which are valued based on methods discussed in Note A5.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange- listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

OPTIONS TRANSACTIONS - The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the

================================================================================

15  | USAA Cornerstone Aggressive Fund

================================================================================

underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. As of February 28, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of February 28, 2013, were $4,466,000 and $1,118,000, respectively, resulting in net unrealized appreciation of $3,348,000.

================================================================================

                                         Notes to Portfolio of Investments |  16

================================================================================

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $64,139,000 at February 28, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 36.8% of net assets at February 28, 2013.

G. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

REIT          Real estate investment trust

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

================================================================================

17  | USAA Cornerstone Aggressive Fund

================================================================================

(b) Stepped-coupon security that increases it's coupon at the specified date and rate shown in the security's description.

(c) The security, or a portion thereof, is segregated to cover the notional value of outstanding written call options at February 28, 2013.

(d) Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at February 28, 2013. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(e) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at February 28, 2013.

(f) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(g) Rate represents the money market fund annualized seven-day yield at February 28, 2013.

*       Non-income-producing security.

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                                         Notes to Portfolio of Investments |  18


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.





                           SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 28, 2013

By:*     /S/ ADYM W. RYGMYR
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         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     04/25/2013
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     04/29/2013
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By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     04/26/2013
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*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.